Expense Example, No Redemption - (John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) - (Absolute Return Currency Fund) - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	215	667	1,144	2,286